Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) (Parenthetical)				6 Months Ended		12 Months Ended
	Mar. 16, 2019 USD ($)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jan. 09, 2017
Equity interest percentage		100.00%	100.00%	100.00%	100.00%			100.00%
Payment for capital expenditure				$ 15,400,000
Zhangzhou Meijia Metal Product Co., Ltd [Member]
Cash consideration	$ 10,700,000	$ 10,900,000		18,100,000
Purchase of equipment and machinery		16,800,000		12,248
RMB [Member] | Zhangzhou Meijia Metal Product Co., Ltd [Member]
Cash consideration | ¥			¥ 71,000,000		¥ 118,500,000
Purchase of equipment and machinery | ¥			110,000,000		80,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Warehouse Construction [Member]
Cash consideration				18,000,000		$ 10,400,000
Estimated budgeted costs		11,500,000
Adjusted and revised budget cost		35,700,000
Payment for capital expenditure				17,700,000		$ 22,300,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Warehouse Construction [Member] | RMB [Member]
Cash consideration | ¥					117,700,000		¥ 73,600,000
Estimated budgeted costs | ¥			75,000,000
Adjusted and revised budget cost | ¥			233,100,000
Payment for capital expenditure | ¥					115,500,000		¥ 157,500,000
Dogness Culture [Member]
Cash consideration				$ 200,000
Estimated budgeted costs		$ 300,000
Dogness Culture [Member] | RMB [Member]
Cash consideration | ¥					¥ 1,100,000
Estimated budgeted costs | ¥			¥ 21,500,000